Loans receivable, net (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Loans receivable, net
Loans receivable from third parties	$ 2,099,934	$ 3,645,822
Allowance for credit losses		(275,500)	$ 0
Loans receivable, net	1,889,941	3,370,322
Interest receivables	131,667	97,917
Interest income	$ 105,000
Third party A | Maturities, December 15, 2024
Loans receivable, net
Interest rate	15.00%
Loans receivable from third parties		950,000
Third party A | Maturing, January 5, 2025
Loans receivable, net
Interest rate	10.00%
Loans receivable from third parties	$ 499,934	500,000
Third party A | Maturing, April 30, 2025
Loans receivable, net
Interest rate	10.00%
Loans receivable from third parties	$ 1,600,000	1,600,000
Third party B | Maturing, October 28, 2024
Loans receivable, net
Interest rate	0.00%
Loans receivable from third parties		$ 595,822